Schedule of crypto asset holdings (Details)	Jun. 30, 2026 USD ($)	May 19, 2026 USD ($)	May 18, 2026 USD ($)	Apr. 24, 2026	Dec. 31, 2025 USD ($)
Crypto Asset, Holding [Line Items]
Crypto asset fair value	$ 7,560,000		$ 7,560,000
QB Tokens [Member]
Crypto Asset, Holding [Line Items]
Crypto asset number of quantity	16,000,000	16,000,000		16,000,000
Crypto asset cost basis	$ 7,560,000	$ 250,000
Crypto asset fair value	$ 7,560,000